Securitizations and Variable Interest Entities - Classification of consolidated VIEs' assets and liabilities (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Consolidated VIE assets
Cash and cash equivalents		¥ 2,354,639	¥ 2,536,840	¥ 3,476,261	¥ 1,315,408
Trading assets
Derivatives	[1],[2]	1,029,000	1,037,000
Private equity investments		17,466	27,054
Office buildings, land, equipment and facilities		338,984	349,696
Other		908,134	1,080,105
Trading liabilities
Derivatives	[1],[2],[3]	735,000	914,000
Borrowings
Short-term borrowings	[4]	743,497	543,049
Long-term borrowings		7,382,507	7,195,408
Variable Interest Entity, primary beneficiary [Member]
Consolidated VIE assets
Cash and cash equivalents		23,000	4,000
Trading assets
Equities		712,000	679,000
Debt securities		436,000	682,000
CMBS and RMBS		4,000	11,000
Investment trust funds and other		12,000	11,000
Derivatives		20,000	15,000
Private equity investments		2,000	2,000
Office buildings, land, equipment and facilities		25,000	15,000
Other		66,000	44,000
Total		1,300,000	1,463,000
Trading liabilities
Derivatives		22,000	18,000
Borrowings
Short-term borrowings		124,000	103,000
Long-term borrowings		829,000	851,000
Other		2,000	2,000
Total		¥ 977,000	¥ 974,000

[1]	During the year ended March 31, 2017 and 2018, the rules of a specific central clearing house were amended such that daily variation margin payments and receipts against specific types of derivative now legally represent partial settlement of the derivative rather than margin. These payments and receipts are accounted for as partial settlement of the derivative rather than cash collateral. While there was no impact on the amounts reported in the consolidated balance sheet as of March 31, 2017 and 2018, lower gross derivative balances and equivalent lower amounts offset in the consolidated balance sheets are included in the above table at such date as a result of this change.
[2]	Net derivative assets and net derivative liabilities are generally reported within Trading assets and private equity investments-Trading assets and Trading liabilities, respectively in the consolidated balance sheet. Bifurcated embedded derivatives are reported within Short-term borrowings or Long-term borrowings depending on the maturity of the underlying host contract.
[3]	Includes the amount of embedded derivatives bifurcated in accordance with ASC 815.
[4]	Includes secured borrowings of \158,156 million as of March 31, 2017 and \96,840 million as of March 31, 2018.